General	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	OphthaliX Inc. (the “Company” or “OphthaliX”), originally incorporated in the State of Nevada on December 10, 1999 under the name Bridge Capital.com Inc., was a nominally capitalized corporation that did not commence its operations until it changed its name to Denali Concrete Management Inc. (“Denali”), in March 2001. Denali was a concrete placement company specializing in providing concrete improvements in the road construction industry. Denali operated primarily in Anchorage, Alaska, placing curb and gutter, sidewalks and retaining walls for state, municipal and military projects.

In December 2005, the Company ceased its principal business operations and focused its efforts on seeking a business opportunity, becoming a public shell company in the U.S.

Eye-Fite Ltd. (“Eye-Fite” or the “Subsidiary”) was founded on June 27, 2011 in contemplation of the execution of a transaction between Can-Fite BioPharma Ltd. (the “Parent company” or “Can-Fite”), a public company in Israel and U.S, and the Company, as further detailed in Note 1b.

Following the transaction, Denali changed its name to OphthaliX Inc. and also changed its corporate domicile from Nevada to Delaware.

On July 5, 2016, the Company released top-line results from its Phase II clinical trial of CF101 for the treatment of glaucoma. In this trial, no statistically significant differences were found between the CF101 treated group and the placebo group in the primary endpoint of lowering intra ocular pressure (“IOP”). High IOP is a characteristic of glaucoma. CF101 was found to have a favorable safety profile and was well tolerated.

In September 2016, the Company’s Board of Directors and Can-Fite, the Company’s parent and majority shareholder, consented in writing to, among other things, the voluntary dissolution and liquidation of the Company pursuant to a Plan of Dissolution.

In November 2016, the Company’s Board of Directors abandoned the voluntary dissolution and liquidation of the Company. Subsequently, on November 15, 2016, the Company entered into a non-binding letter of intent with Wize Pharma Ltd. (“Wize”) for the acquisition of such company by way of a reverse triangular merger. On May 21, 2017, the definitive Merger Agreement was entered into. For more information regarding the Merger Agreement refer also to Note 1d.

The Company  has no active business operations and is deemed to be a “shell company” as defined in Rule 12b-2 of the Exchange Act.

b.	Reverse Recapitalization and related arrangements:

1.	Recapitalization:

On November 21, 2011 (the “Closing Date”), Can-Fite purchased 8,000,000 shares of the Company’s Common Stock, par value $ 0.001 per share in exchange for all of the issued and outstanding ordinary shares of Eyefite pursuant to the terms of a stock purchase agreement (the “Purchase Agreement”). As a result, Eyefite became a wholly-owned subsidiary of the Company and Can-Fite became its majority stockholder and a parent company.

On November 21, 2011, the Company also issued a warrant to Can-Fite by which Can-Fite has the right, until the earlier of (a) November 21, 2016 and (b) the closing of the acquisition of the Company by another entity, resulting in the exchange of the Company’s outstanding common shares such that its stockholders prior to such transaction own, directly or indirectly, less than 50% of the voting power of the surviving entity, to convert its right to the Additional Payment (as defined below in Note 1b2) into 480,022 shares of Common Stock (subject to adjustment in certain circumstances). The per share exercise price for the shares was $5.148. The warrant expired on November 21, 2016.

Simultaneously with the transactions described above, the Company completed a private placement of shares of Common Stock for gross proceeds of $3,330 through the sale of 646,776 shares to third party investors and sold 466,139 shares of Common Stock to Can-Fite in exchange for 714,922 ordinary shares of Can-Fite (representing approximately 2.5% of Can-Fite’s issued and outstanding share capital as of the Closing Date), valued at $2,400 and 97,112 shares to Can-Fite for gross proceeds of $500. As of June 30, 2017, the Company holds 446,827 Can-Fite ordinary shares, representing approximately 1.35% of Can-Fite’s outstanding share capital.

In contemplation of the recapitalization transaction, on November 21, 2011, the Board of Directors, complying with the undertaking taken as part of the recapitalization of the Company on November 21, 2011, formerly resolved to issue to certain investors and Can-Fite, 1,455,228 and 1,267,315 warrants to acquire 323,384 and 281,625 shares of Common Stock of the Company, respectively (the “Warrants”). The exercise price of such Warrants was $7.74 per share. The Warrants were exercisable for a period of five years from their date of grant and did not contain any non- standard anti-dilution provisions. The warrants expired on November 20, 2016.

The transaction was accounted for as a reverse recapitalization which is outside the scope ASC 805, “Business Combinations”. Under reverse capitalization accounting, EyeFite is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former shareholders of the legal acquirer and a recapitalization of the equity of the accounting acquirer. These consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of EyeFite since inception.

2.	License and research and development services from Can-Fite:

In connection with the consummation of the recapitalization transaction, the Company and Can-Fite entered into a license agreement, pursuant to which Can-Fite granted EyeFite a sole and exclusive worldwide license for the use of CF101, solely in the field of ophthalmic diseases (“CF101”). EyeFite was obligated to make to the U.S. National Institutes of Health (“NIH”), with regard to the patents of which are included in the license to EyeFite, for as long as the license agreement between the Company and NIH remains in effect, a nonrefundable minimum annual royalty fee and potential future royalties of 4.0% to 5.5% on net sales.

In addition, the Company will be obligated to make certain milestone payments ranging from $25 to $500 upon the achievement of various development milestones for each indication. As of December 31, 2016, the Company accrued an amount of $100 related to DES phase III clinical trial and $75 related to the glaucoma Phase II clinical trial. Eye-Fite will also be required to make payments of 20% of sublicensing revenues, excluding royalties and net of the required milestone payments. Until June 30, 2017, the Company did not reach any milestone or generate revenue that would trigger additional payments to Can-Fite.

In addition, following the closing of the recapitalization transaction, Can-Fite, OphthaliX and EyeFite entered into a service agreement (the “Service Agreement”). Pursuant to the terms of the Service Agreement, Can-Fite will manage the research and development activities relating to pre-clinical and clinical studies for the development of the ophthalmic indications of CF101. In consideration for Can-Fite’s services, EyeFite will pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). In addition, the Company is committed to future additional payments equal to 2.5% of any and all proceeds received by EyeFite relating to the activities regarding the drug (the “Additional Payment”).

According to the Service Agreement, Can-Fite had the right, to convert the Additional Payment into an additional 480,022 shares of Common Stock of the Company for total consideration of $2,471 (subject to adjustment in certain circumstances). Such right expired.

c.	During the six months’ period ended June 30, 2017, the Company incurred operating losses and has accumulated deficit as of June 30, 2016 amounting to $225 and $10,119, respectively. The Company will be required to obtain additional liquidity resources in the near term. In addition, in February 2013, as last updated in August 2015, the Company obtained a formal letter from Can-Fite stating that Can-Fite agrees to defer the payments under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising by the Company that will allow such payments. Also, in August 2015, Can-Fite issued another financial support letter, pursuant to which it committed to cover any shortfall in the costs and expenses of operations of the Company which are in excess of the Company’s available cash to finance its operations, including cash generated from any future sale of Can-Fite shares. Any related balance on amounts owed bear interest at a rate of 3% per annum. Such letter expired on October 10, 2016 but were extended on November 14, 2016 by Can-Fite under the same terms and conditions in order to fund the Company’s operations. Such letter shall expire on the earlier of (1) completion of signed reverse merger transaction as described in note 1a above, or (2) decision of OphthaliX to cease any action in relation to such merger, or (3) February 28, 2017. Deferred payments under the Services Agreement are currently due. As of June 30, 2017, the deferred payments to Can-Fite totaled $4,758. Such deferred payments will be waived by Can-Fite upon the closing of the merger transaction with Wize Pharma Ltd. (“Wize”) (see also Note 1d).

There are no assurances that the Company will be able to obtain an adequate level of financial resources in the next twelve months. The Company will have a severe negative impact on its ability to remain a viable company.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

d.	On May 21, 2017, the Company, Wize, Bufiduck Ltd., a company formed under the laws of the State of Israel and a wholly owned subsidiary of the Company (“Merger Sub”), entered into an agreement and plan of merger (as may be amended from time to time, the “Merger Agreement”) that provides for, among other things, the merger of Merger Sub with and into Wize, with Wize continuing as the surviving entity and becoming a wholly owned subsidiary of the Company, on the terms and conditions set forth in the Merger Agreement (the “Merger”).

Subject to the terms and conditions of the Merger Agreement, at the effective time of the Merger (the “Effective Time”), each share of Wize common stock that is issued and outstanding will be automatically cancelled and converted into the right to receive that number of validly issued, fully paid and non-assessable shares of Company common stock equal to an initial exchange ratio of 5.3681 shares of OphthaliX common stock for each one Wize ordinary share (as may be adjusted, the “Exchange Ratio”). To that end, as a result a private placement conducted by Wize (the “2017 PIPE”), (1) on account of the first closing in the 2017 PIPE, the Exchange Ratio is currently 5.1617 shares of Company common stock for each one Wize ordinary share, and (2) if the second closing of the 2017 PIPE is completed prior to the Effective Time, the Exchange Ratio is expected to be further adjusted to 4.1781 shares of Company common stock for each one Wize ordinary share. Each convertible note or loan to purchase Wize ordinary shares existing at the time of the Merger Agreement (the “Convertible Loans”) will constitute a convertible note to purchase the number of shares of Company common stock equal to the number of Wize ordinary shares that were subject to a Convertible Loan immediately prior to the Effective Time multiplied by the Exchange Ratio at a proportionally adjusted conversion price. In this respect, it was further agreed that the conversion of all or part of such Convertible Loans (including future investment rights to the holders thereof upon such conversion (the “Future Investment Rights”) and the shares issuable upon exercise of the Future Investment Rights), whether before or after the Effective Time, shall not modify the Exchange Ratio.

As contemplated in the Merger Agreement, the Company plans to call an annual meeting of its stockholders in order to, among other things, amend its Certificate of Incorporation immediately following the Merger, in order to increase the number of authorized shares of Common Stock from 100,000,000 to 500,000,000 and to change the name of the Company from “OphthaliX, Inc.” to “Wize Pharma, Inc.”.

Consummation of the Merger is subject to certain closing conditions, including, among other things, (i) the effectiveness of a registration statement on Form S-4, including a proxy statement and prospectus, (ii) approval by the stockholders of the Company and shareholders of Wize, (iii) as of the earlier of the Effective Time or August 30, 2017, Wize shall have available cash and cash equivalents of at least NIS 1,000,000, (iv) the Company has no liabilities as of the Effective Time (including any indebtedness owed to Can-Fite), and (v) receipt by Wize an interim tax pre-ruling from the Israeli Tax Authority. On July 27, 2017, the aforementioned registration statement on Form S-4 was filed but has not been declared effective yet.

NOTE 1:-	GENERAL

a.	OphthaliX Inc. (the "Company" or "OphthaliX"), originally incorporated in the State of Nevada on December 10, 1999 under the name Bridge Capital.com Inc., was a nominally capitalized corporation that did not commence its operations until it changed its name to Denali Concrete Management Inc. ("Denali"), in March 2001. Denali was a concrete placement company specializing in providing concrete improvements in the road construction industry. Denali operated primarily in Anchorage, Alaska, placing curb and gutter, sidewalks and retaining walls for state, municipal and military projects.

In December 2005, the Company ceased its principal business operations and focused its efforts on seeking a business opportunity, becoming a public shell company in the U.S.

Eye-Fite Ltd. ("Eye-Fite" or the "Subsidiary") was founded on June 27, 2011 in contemplation of the execution of a transaction between Can-Fite BioPharma Ltd. (the "Parent company" or "Can-Fite"), a public company in Israel and U.S, and the Company, as further detailed in Note 1b.

The Company and its Subsidiary conduct research and development activities using an exclusive worldwide license for CF101, a synthetic A3 adenosine receptor, or A3AR, agonist (known generically as IB-MECA) solely for the field of ophthalmic diseases after the consummation of the transaction (see also Note 1b2).

Following the transaction, Denali changed its name to OphthaliX Inc. and also changed its corporate domicile from Nevada to Delaware.

On July 5, 2016, the Company released top-line results from its Phase II clinical trial of CF101 for the treatment of glaucoma. In this trial, no statistically significant differences were found between the CF101 treated group and the placebo group in the primary endpoint of lowering intra ocular pressure ("IOP"). High IOP is a characteristic of glaucoma. CF101 was found to have a favorable safety profile and was well tolerated.

In September 2016, the Company’s Board of Directors and Can-Fite, the Company’s parent and majority shareholder, consented in writing to, among other things, the voluntary dissolution and liquidation of the Company pursuant to a Plan of Dissolution.

In November 2016, the Company's Board of Directors abandoned the voluntary dissolution and liquidation of the Company. Subsequently, on November 15, 2016, the Company entered into a non-binding letter of intent with an Israeli company for the acquisition of such company by way of a reverse triangular merger. The proposed reverse merger is subject to signing of definitive transaction documents and the completion of closing conditions. There can be no assurance that the transactions contemplated by the letter of intent will be completed.

As of December 31, 2016, the Company ceased all research and development operations.

b.	Reverse Recapitalization and related arrangements:

1.	Recapitalization:

On November 21, 2011 (the "Closing Date"), Can-Fite purchased 8,000,000 shares of the Company’s Common Stock, par value $ 0.001 per share in exchange for all of the issued and outstanding ordinary shares of Eyefite pursuant to the terms of a stock purchase agreement (the "Purchase Agreement"). As a result, Eyefite became a wholly-owned subsidiary of the Company and Can-Fite became its majority stockholder and a parent company.

On November 21, 2011, the Company also issued a warrant to Can-Fite by which Can-Fite has the right, until the earlier of (a) the November 21, 2016 and (b) the closing of the acquisition of the Company by another entity, resulting in the exchange of the Company’s outstanding common shares such that its stockholders prior to such transaction own, directly or indirectly, less than 50% of the voting power of the surviving entity, to convert its right to the Additional Payment (as defined below in Note 1b2) into 480,022 shares of Common Stock (subject to adjustment in certain circumstances). The per share exercise price for the shares is $5.148. The warrant expired on November 21, 2016.

Simultaneously with the transactions described above, the Company completed a private placement of shares of Common Stock for gross proceeds of $3,330 through the sale of 646,776 shares to third party investors and sold 466,139 shares of Common Stock to Can-Fite in exchange for 714,922 ordinary shares of Can-Fite (representing approximately 2.5% of Can-Fite's issued and outstanding share capital as of the Closing Date), valued at $ 2,400 and 97,112 shares to Can-Fite for gross proceeds of $500. As of December 31, 2016, the Company holds 446,827 Can-Fite ordinary shares, representing approximately 1.6% of Can-Fite's outstanding share capital.

In contemplation of the recapitalization transaction, on November 12, 2012, the Board of Directors, complying with the undertaking taken as part of the recapitalization of the Company on November 21, 2011, formerly resolved to issue to certain investors and Can-Fite, 1,455,228 and 1,267,315 warrants to acquire 323,384 and 281,625 shares of Common Stock of the Company, respectively (the "Warrants"). The exercise price of such Warrants is $7.74 per share. The Warrants are exercisable for a period of five years from their date of grant and do not contain any non- standard anti-dilution provisions.

The transaction was accounted for as a reverse recapitalization which is outside the scope ASC 805, "Business Combinations". Under reverse capitalization accounting, EyeFite is considered the acquirer for accounting and financial reporting purposes, and acquired the assets and assumed the liabilities of the Company. Assets acquired and liabilities assumed are reported at their historical amounts. Consequently, the consolidated financial statements of the Company reflect the operations of the acquirer for accounting purposes together with a deemed issuance of shares, equivalent to the shares held by the former shareholders of the legal acquirer and a recapitalization of the equity of the accounting acquirer. These consolidated financial statements include the accounts of the Company since the effective date of the reverse capitalization and the accounts of EyeFite since inception.

2.	License and research and development services from Can-Fite:

In connection with the consummation of the recapitalization transaction, the Company and Can-Fite entered into a license agreement, pursuant to which Can-Fite granted EyeFite a sole and exclusive worldwide license for the use of CF101, solely in the field of ophthalmic diseases ("CF101"). EyeFite was obligated to make to the U.S. National Institutes of Health ("NIH"), with regard to the patents of which are included in the license to EyeFite, for as long as the license agreement between the Company and NIH remains in effect, a nonrefundable minimum annual royalty fee and potential future royalties of 4.0% to 5.5% on net sales.

In addition, the Company will be obligated to make certain milestone payments ranging from $25 to $500 upon the achievement of various development milestones for each indication. As of December 31, 2016, the Company accrued an amount of $100 related to DES phase III clinical trial and $75 related the Glaucoma phase II clinical trial. Eye-Fite will also be required to make payments of 20% of sublicensing revenues, excluding royalties and net of the required milestone payments. As of December 31, 2016, the Company did not reach any milestone or generate revenue that would trigger additional payments to Can-Fite.

In addition, following the closing of the recapitalization transaction, Can-Fite, OphthaliX and EyeFite entered into a service agreement (the "Service Agreement"). Pursuant to the terms of the Service Agreement, Can-Fite will manage the research and development activities relating to pre-clinical and clinical studies for the development of the ophthalmic indications of CF101. In consideration for Can-Fite's services, EyeFite will pay to Can-Fite a service fee (consisting of all expenses and costs incurred by Can-Fite plus 15%). In addition, the Company is committed to future additional payments equal to 2.5% of any and all proceeds received by EyeFite relating to the activities regarding the drug (the "Additional Payment").

According to the Service Agreement, Can-Fite had the right, to convert the Additional Payment into an additional 480,022 shares of Common Stock of the Company for total consideration of $2,471 (subject to adjustment in certain circumstances). As of December 31, 2016, such right expired.

c.	During the year ended December 31, 2016, the Company incurred operating losses and has negative operating activity amounting to $631 and $29, respectively. The Company will be required to obtain additional liquidity resources in the near term . In addition, in February 2013, as last updated in August 2015, the Company obtained a formal letter from Can-Fite stating that Can-Fite agrees to defer the payments under the Services Agreement from January 31, 2013 for the performance of the clinical trials of CF101 in ophthalmic indications until the completion of a fundraising by the Company that will allow such payments. Also, in August 2015, Can-Fite issued another financial support letter, pursuant to which it committed to cover any shortfall in the costs and expenses of operations of the Company which are in excess of the Company's available cash to finance its operations, including cash generated from any future sale of Can-Fite shares. Any related balance on amounts owed bear interest at a rate of 3% per annum. Both letters expired on October 10, 2016. On November 14, 2016 Can-Fite agreed to extend the support letter under the same terms and conditions in order to fund the Company's operations. Such letter expired on February 28, 2017. Deferred payments under the Services Agreement are currently due and as of the date hereof Can-Fite has not made a demand for payment. As of December 31, 2016, the deferred payments to Can-Fite totaled $4,459.

There are no assurances that the Company will be able to obtain an adequate level of financial resources in the next twelve months. The Company will have a severe negative impact on its ability to remain a viable company.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.